Segment information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment information	Segment information
We use the management approach to identify our operating segments. We identified the Board of Directors as the Group’s chief operating decision maker ("CODM") which regularly reviews internal reports when making decisions about allocation of resources to segments and in assessing their performance. In the second half of 2020, we implemented a new operating unit structure which had an increased focus on asset class. The rationale behind this change was to better benchmark our operational performance against so called ‘pure play’ peers who are product line focused, thereby enhancing transparency, efficiency, cost control and leadership focus by asset class. We have updated our reportable segments in line with this change.
We now have the following three reportable segments:
1.Harsh environment: Includes contract revenues, management contract revenue, reimbursable revenue and associated expenses for harsh environment semi-submersible and jack-up rigs.
2.Floaters: Includes contract revenues, management contract revenue, reimbursable revenue and associated expenses for benign environment semi-submersible rigs and drillships.
3.Jack-ups: Includes contract revenues, management contract revenue, reimbursable revenue and associated expenses for benign environment jack-up rigs.
We previously included revenues and expenses relating to management services in the "other" reportable segment. We have now allocated revenues relating to management contracts and associated expenses to the three operating segments based on the type of rig being managed. This is in line with how segment performance is now assessed by the CODM based on both owned and managed rigs results.
Segment results are evaluated on the basis of operating income and the information presented below is based on information used for internal management reporting. The change in reportable segments has been reflected retrospectively. Corresponding items of segment information for earlier periods have been recast. The remaining incidental revenues and expenses not included in the reportable segments are included in the "other" reportable segment.
The below section splits out total operating revenue, depreciation, amortization of intangibles, operating net loss, drilling units and capital expenditures by segment:
Total operating revenue

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Harsh environment	526	510	150	103
Floaters	358	625	273	476
Jack-up rigs	157	229	107	128
Other	18	24	11	5
Total	1,059	1,388	541	712

Depreciation

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Harsh environment	93	125	78	134
Floaters	176	224	120	179
Jack-up rigs	48	48	23	58
Other	29	29	15	20
Total	346	426	236	391

Amortization of intangibles

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Harsh environment	1	—	(13)	—
Floaters	—	105	50	—
Jack-ups	—	29	21	—
Total	1	134	58	—

Impairment of drilling units and intangible assets

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Harsh environment	419	—	—	414
Floaters	3,555	—	—	—
Jack-ups	86	—	—	—
Other	48	—	—	—
Total	4,108	—	—	414
Operating net loss

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Harsh environment	(396)	(69)	(59)	(562)
Floaters	(3,781)	(201)	(112)	42
Jack-ups	(87)	(2)	—	(73)
Other	(218)	(23)	(4)	(20)
Operating loss	(4,482)	(295)	(175)	(613)
Unallocated items:
Total financial items and other	(176)	(966)	(422)	(3,242)
Loss before income taxes	(4,658)	(1,261)	(597)	(3,855)

Drilling assets - Total assets

(In $ millions)	December 31, 2020	December 31, 2019
Harsh environment rigs	1,032	1,537
Floaters	528	4,184
Jack-up Rigs	560	680
Total Drilling Units	2,120	6,401

Unallocated items:
Investments in Associated companies	248	389
Marketable securities	8	11
Cash and restricted cash	723	1,357
Other assets	862	1,121
Total assets	3,961	9,279

Drilling units - Capital expenditures (1)(2)

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Harsh environment	26	34	7	41
Floaters	110	111	72	69
Jack-ups	12	17	19	6
Total	148	162	98	116
(1)The successor periods include additions to equipment
(2)Capital expenditure includes long term maintenance projects.
Geographic segment data
Revenues are attributed to geographical segments based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents our revenues and fixed assets by geographic area:
Revenues

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Norway	480	469	117	82
United States	107	74	34	30
Saudi Arabia	98	130	78	79
Angola	89	215	29	100
Brazil	51	137	91	188
Nigeria	—	198	108	105
Others (1)	234	165	84	128
Total Revenue	1,059	1,388	541	712
(1)Other countries represent countries in which we operate that individually had revenues representing less than 10% of total revenues earned for any of the periods presented.
Fixed assets – drilling units (1)

Drilling unit fixed assets by geographic area are as follows:

(In $ millions)	December 31, 2020	December 31, 2019
Norway	1,044	1,818
Saudi Arabia	234	244
Malaysia	185	805
Qatar	151	54
USA	87	644
Brazil	79	332
Spain	49	615
Others (2)	291	1,889
Total	2,120	6,401
(1)Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.
(2)Other countries represent countries in which we operate that individually had fixed assets representing less than 10% of total fixed assets for any of the periods presented.
Major customers
In the years ended December 31, 2020, the year ended December 31, 2019, the period from July 2, 2018 through December 31, 2018 (Successor), and the period from January 1, 2018 through July 1, 2018 (Predecessor), we had the following customers with total revenues greater than 10% in any of the years presented:

		Successor			Predecessor
	Segment	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
ConocoPhillips	Harsh Environment	16%	11%	13%	8%
Equinor	Harsh Environment	12%	16%	7%	5%
Northern Ocean	Harsh Environment	12%	12%	—%	—%
Saudi Aramco	Jack-Ups	9%	10%	14%	11%
LLOG	Floaters	7%	4%	6%	4%
Petrobras	Floaters	5%	7%	10%	23%
Total	Floaters	4%	18%	24%	19%
ExxonMobil	Floaters	—	—%	—%	10%
Other		35%	22%	26%	20%
Total		100%	100%	100%	100%